STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                                       AND
                         NORTHERN LIFE INSURANCE COMPANY


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated August 8, 1997 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                            -----------------------

TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Introduction ..........................................................     2
Custody of Assets .....................................................     2
Independent Auditors ..................................................     2
Distribution of the Contracts .........................................     2
Calculation of Yields and Total Returns ...............................     3
Company Holidays ......................................................    12
Financial Statements ..................................................    12

                            -----------------------


     The date of this Statement of Additional Information is August 8, 1997.

INTRODUCTION


The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 37 of the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to Fixed Account A and/or Fixed Account B (which are part of the general account of the Company).


Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are: Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio of the Alger American Fund which are managed by Fred Alger Management, Inc.; the Equity-Income Portfolio, Growth Portfolio, Money Market Portfolio and Overseas Portfolio of the Variable Insurance Products Fund and the Asset Manager: Growth Portfolio, Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Variable Insurance Products Fund II, all of which are managed by Fidelity Management & Research Company; the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation; the Limited Maturity Bond Portfolio and Partners Portfolio of the Neuberger&Berman Advisers Management Trust, which are managed by Neuberger&Berman Management with assistance of Neuberger&Berman LLC; the Northstar High Yield Bond Fund, Northstar Income and Growth Fund, Northstar International Value Fund and Northstar Multi-Sector Bond Fund of the Northstar Variable Trust which are managed by Northstar Investment Management Corporation; and the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and SmallCap Portfolio of the OCC Accumulation Trust which are managed by OpCapAdvisers, a subsidiary of Oppenheimer Capital.

Purchase Payments allocated to Fixed Account A or Fixed Account B, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to Fixed Account A and Fixed Account B is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

CUSTODY OF ASSETS

The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

INDEPENDENT AUDITORS


The financial statements of Separate Account One and Northern Life Insurance Company, which are incorporated by reference in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company.


For the years ended December 31, 1995 and 1996, WSSI was paid fees by the Company in connection with distribution of the Contracts aggregating $750 and $1,123,993, respectively.


The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" at page 28 of the Prospectus.)

No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)" on page 25. There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.

CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; and 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =   the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

ES   =   per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =   The Accumulation Unit value on the first day of the seven-day period.

The current yield of the sub-account for the seven day period ended December 31, 1996 was 4.17%.

EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

The effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

Where:

NCS  =   the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

ES   =   per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

UV   =   the Accumulation Unit value for the first day of the seven-day period.

The effective yield of the sub-account for the seven day period ended December 31, 1996 was 4.26%.

Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge and the Mortality and Expense Risk Charges. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 X [(((NI - ES)/(U X UV)) + 1) 6 - 1]

Where:

NI   =   net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

ES   =   expenses of the Sub-Account for the 30-day or one-month period.

U    =   the average number of Accumulation Units outstanding.

UV   =   the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.

The annualized yield for the Northstar Multi-Sector Bond Fund Sub-Account for the month ended December 31, 1996 was 6.18%.

Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn or withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge in the case of the Transfer Series Contracts, for any period less than six years and in the case of the Flex Series Contracts, for any period less than 11 years. The total return will then be calculated according to the following formula:

TR = ((ERV/P) 1/N) - 1

Where:

TR   =   The average annual total return net of Sub-Account recurring charges.

ERV  =   the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P    =   a hypothetical initial payment of $1,000.

N    =   the number of years in the period.

Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 1996. The following chart does not include the newly added Funds, which were added effective the date of this prospectus: Janus Aspen Series: Janus Aggressive Growth Portfolio, Janus Growth Portfolio, Janus International Growth Portfolio, Janus Worldwide Growth Portfolio; Neuberger&Berman Adviser Management
Trust: Neuberger&Berman AMT Limited Maturity Bond Portfolio, Neuberger&Berman AMT Partners Portfolio; Northstar Variable Trust: Northstar High Yield Bond Fund, Northstar International Value Fund; OCC Accumulation Trust: OCC Equity Portfolio, OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio.


                                                                                    FOR THE PERIOD   FOR THE PERIOD
                                                                                     FROM DATE OF     FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 1-YEAR    INCEPTION OF     INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED    SUB-ACCOUNT TO   SUB-ACCOUNT TO
SUB-ACCOUNT                                          12/31/96         12/31/96         12/31/96         12/31/96
-----------                                        ------------     ------------    --------------   --------------
                                                     +++T.S.            F.S.             T.S.             F.S.
Alger American Growth Portfolio                        6.07%            3.44%            4.02%             1.92%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio              4.78%            2.24%            4.66%             2.52%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                 4.64%            2.12%           36.39%            32.12%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio         (2.95)%          (4.93)%          (5.94)%           (7.36)%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                   6.98%            4.29%           11.07%             8.49%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                          7.40%            4.68%            3.22%             1.17%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Overseas Portfolio                        5.87%            3.26%            6.98%             4.68%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth                 12.64%            9.54%           12.68%             9.99%
 Portfolio
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Portfolio                7.29%            4.58%            9.32%             6.85%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                  13.80%           10.62%           12.90%            10.20%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                   15.38%           12.08%           17.43%            14.42%
 (Sub-Account Inception: 10/20/95)
Northstar Growth Fund                                 15.54%           12.24%           15.02%            12.18%
 (Sub-Account Inception: 10/20/95)
Northstar Income and Growth Fund                       6.32%            3.68%            8.60%             6.18%
 (Sub-Account Inception: 10/20/95)
Northstar Multi-Sector Bond Fund                       5.26%            2.69%            7.24%             4.92%
 Sub-Account Inception: 10/20/95)

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

Such average annual total return information for the Sub-Accounts is as follows:


                                                                                                                 FOR THE PERIOD FROM
                                                                                                                  DATE OF INCEPTION
                                                     FOR THE 1-YEAR         FOR THE 5-YEAR      FOR THE 10-YEAR          OF
                                                      PERIOD ENDED           PERIOD ENDED        PERIOD ENDED       PORTFOLIO TO
SUB-ACCOUNT                                             12/31/96               12/31/96            12/31/96           12/31/96
-----------                                        -------------------    ------------------    ---------------    ---------------
                                                   +++T.S.      F.S.        T.S.       F.S.      T.S.     F.S.      T.S.     F.S.
Alger American Growth Portfolio                      6.07%       3.44%     14.27%     13.43%      N/A      N/A     16.68%   16.28%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio            4.78%       2.24%       N/A        N/A       N/A      N/A     36.93%   33.73%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio               4.64%       2.12%       N/A        N/A       N/A      N/A     21.31%   19.89%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio       (2.95)%     (4.93)%     8.66%      7.97%      N/A      N/A     18.21%   17.95%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                 6.98%       4.29%     15.62%     14.74%      N/A      N/A     11.54%   11.54%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                        7.40%       4.68%     12.81%     12.00%      N/A      N/A     12.90%   12.90%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                      5.87%       3.26%      6.78%      6.15%      N/A      N/A      6.09%    6.00%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth               12.64%       9.54%       N/A        N/A       N/A      N/A     17.27%   15.17%
 Portfolio
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio              7.29%       4.58%      8.90%      8.20%      N/A      N/A      9.84%    9.43%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                13.80%      10.62%       N/A        N/A       N/A      N/A     25.94%   23.36%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                 15.38%      12.08%       N/A        N/A       N/A      N/A     14.63%   13.69%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                    0.75%      (1.49)%      N/A        N/A       N/A      N/A     18.33%   16.92%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                              11.08%       8.09%       N/A        N/A       N/A      N/A     13.22%   12.00%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                27.07%      22.93%       N/A        N/A       N/A      N/A     16.32%   14.37%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                    21.49%      17.76%       N/A        N/A       N/A      N/A     20.20%   18.72%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited (d)                    (2.82)%     (4.81)%     2.93%      2.42%     4.90%    4.81%     6.48%    6.48%
 Maturity Bond Portfolio
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (d)         22.02%      18.24%       N/A        N/A       N/A      N/A     18.52%   16.53%
 (Portfolio Inception: 3/22/94)
Northstar Growth Fund                               15.54%      12.24%       N/A        N/A       N/A      N/A     15.71%   13.78%
 (Portfolio Inception: 5/6/94
Northstar High Yield Bond Fund                       8.43%       5.63%       N/A        N/A       N/A      N/A      8.93%    7.32%
 (Portfolio Inception: 5/6/94)
Northstar Income and Growth Fund                     6.32%       3.68%       N/A        N/A       N/A      N/A     10.35%    8.68%
 (Portfolio Inception: 5/6/94)
Northstar International Value Fund                    N/A         N/A        N/A        N/A       N/A      N/A       N/A      N/A
 (Portfolio Inception: 8/8/97)
Northstar Multi-Sector Bond Fund                     5.26%       2.69%       N/A        N/A       N/A      N/A      7.43%    5.90%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (a)                            15.95%      12.61%     15.36%     14.49%      N/A      N/A     14.59%   14.34%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                          7.69%       4.95%       N/A        N/A       N/A      N/A     13.96%   11.93%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                           15.36%      12.06%     16.79%     15.88%      N/A      N/A     18.10%   17.85%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                         11.33%       8.32%     12.12%     11.33%      N/A      N/A     12.77%   12.53%
 (Portfolio Inception: 8/1/88)


+++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)


(a) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

(b) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

(c) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

(d) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

Such average annual total return information for the Funds is as follows:


                                                                                                     FOR THE PERIOD
                                                                                       FOR THE        FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 5-YEAR      10-YEAR        INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                            12/31/96         12/31/96         12/31/96         12/31/96
---------                                            --------         --------         --------         --------
Alger American Growth Portfolio                       13.35%           16.63%             N/A             18.65%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio             12.04%             N/A              N/A             41.35%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                11.90%             N/A              N/A             24.10%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio          4.18%           11.02%             N/A             20.21%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                  14.28%           17.98%             N/A             13.42%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                         14.71%           15.16%             N/A             14.81%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                       13.15%            9.15%             N/A              7.89%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth                 20.04%             N/A              N/A             21.58%
 Portfolio
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio               14.60%           11.26%             N/A             11.69%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                  21.22%             N/A              N/A             30.24%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                   22.82%             N/A              N/A             17.10%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                      7.95%             N/A              N/A             21.26%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                18.45%             N/A              N/A             16.17%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                  34.71%             N/A              N/A             19.61%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                      29.04%             N/A              N/A             23.13%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                           4.31%            5.32%            6.68%             8.28%
 Maturity Bond Portfolio (d)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (d)           29.57%             N/A              N/A             21.73%
 (Portfolio Inception: 3/22/94)
Northstar Growth Fund                                 22.99%             N/A              N/A             19.01%
 (Portfolio Inception: 5/6/94)
Northstar High Yield Bond Fund                        15.75%             N/A              N/A             12.25%
 (Portfolio Inception: 5/6/94)
Northstar Income and Growth Fund                      13.61%             N/A              N/A             13.67%
 (Portfolio Inception: 5/6/94)




                                                                                                     FOR THE PERIOD
                                                                                       FOR THE        FROM DATE OF
                                                  FOR THE 1-YEAR   FOR THE 5-YEAR      10-YEAR        INCEPTION OF
                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                            12/31/96         12/31/96         12/31/96         12/31/96
---------                                            --------         --------         --------         --------
Northstar International Value Fund                      N/A              N/A              N/A               N/A
 (Since Inception 8/8/97)
Northstar Multi-Sector Bond Fund                      12.53%             N/A              N/A             10.76%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (a)                              23.40%           17.72%             N/A             16.53%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                           15.00%             N/A              N/A             18.54%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                             22.80%           19.15%             N/A             20.10%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                           18.70%           14.48%             N/A             14.68%
 (Portfolio Inception: 8/1/88)


+++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)


(a) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

(b) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

(c) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

(d) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn. Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts and the Flex Series Contracts. Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods. The following chart does not include the newly added Funds, which were added effective the date of this Statement of Additional Information: Janus Aspen Series: Janus Aggressive Growth Portfolio, Janus Growth Portfolio, Janus International Growth Portfolio, Janus Worldwide Growth Portfolio; Neuberger&Berman Advisers Management Trust: Neuberger&Berman AMT Limited Maturity Bond Portfolio, Neuberger&Berman AMT Partners Portfolio; Northstar Variable Trust: Northstar High Yield Bond Fund, Northstar International Value Fund; OCC Accumulation Trust: OCC Equity Portfolio, OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio.

                                                                  FOR THE PERIOD
                                                                   FROM DATE OF
                                                 FOR THE 1-YEAR    INCEPTION OF
                                                  PERIOD ENDED    SUB-ACCOUNT TO
SUB-ACCOUNT                                         12/31/96         12/31/96
-----------                                         --------         --------
Alger American Growth Portfolio                      11.47%             8.46%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio            10.18%             9.10%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio               10.04%            40.60%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio         2.45%            (1.41)%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                 12.38%            15.46%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                        12.80%             7.67%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Overseas Portfolio                      11.27%            11.40%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Growth                 18.04%            17.06%
 Portfolio
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Portfolio              12.69%            13.72%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                 19.20%            17.28%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                  20.78%            21.77%
 (Sub-Account Inception: 10/20/95)
Northstar Growth Fund                                20.94%            19.38%
 (Sub-Account Inception: 10/20/95)
Northstar Income and Growth Fund                     11.72%            13.01%
 (Sub-Account Inception: 10/20/95)
Northstar Multi-Sector Bond Fund                     10.66%            11.66%
 (Sub-Account Inception: 10/20/95)

The Average Annual Total Returns listed below do not reflect deduction of the withdrawal charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:


                                                                                                       FOR THE PERIOD
                                                                                         FOR THE        FROM DATE OF
                                                  FOR THE 1-YEAR    FOR THE 5-YEAR       10-YEAR        INCEPTION OF
                                                   PERIOD ENDED      PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
SUB-ACCOUNT                                          12/31/96          12/31/96          12/31/96         12/31/96
-----------                                          --------          --------          --------         --------
Alger American Growth Portfolio                        11.47%            14.69%             N/A             16.68%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio              10.18%              N/A              N/A             38.99%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                 10.04%              N/A              N/A             22.04%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio           2.45%             9.17%             N/A             18.21%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                   12.38%            16.02%             N/A             11.54%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                          12.80%            13.25%             N/A             12.90%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                        11.27%             7.33%             N/A              6.09%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth                  18.04%              N/A              N/A             19.56%
 Portfolio
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                12.69%             9.41%             N/A              9.84%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                   19.20%              N/A              N/A             28.07%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                    20.78%              N/A              N/A             15.15%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                       6.15%              N/A              N/A             19.25%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                 16.48%              N/A              N/A             14.23%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                   32.47%              N/A              N/A             17.62%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                       26.89%              N/A              N/A             21.08%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                            2.58%             3.57%            4.90%             6.48%
 Maturity Bond Portfolio (d)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (d)            27.42%              N/A              N/A             19.70%
 (Portfolio Inception: 3/22/94)
Northstar Growth Fund                                  20.94%              N/A              N/A             17.03%
 (Portfolio Inception: 5/6/94)
Northstar High Yield Bond Fund                         13.83%              N/A              N/A             10.38%
 (Portfolio Inception: 5/6/94)
Northstar Income and Growth Fund                       11.72%              N/A              N/A             11.78%
 (Portfolio Inception: 5/6/94)
Northstar International Value Fund                       N/A               N/A              N/A               N/A
 (Portfolio Inception: 8/8/97)
Northstar Multi-Sector Bond Fund                       10.66%              N/A              N/A              8.92%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (a)                               21.35%            15.77%             N/A             14.59%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                            13.09%              N/A              N/A             16.57%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                              20.76%            17.17%             N/A             18.10%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (c)                            16.73%            12.58%             N/A             12.77%
 (Portfolio Inception: 8/1/88)


+++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 25 of the Prospectus.)

(a) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Equity Portfolio immediately after the transaction were $86,789,755 in the Old Trust and $3,764,598 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Equity Portfolio of the Present Trust reflect the performance of the Equity Portfolio of the Old Trust.

(b) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Managed Portfolio immediately after the transaction were $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

(c) On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds -- The Old Trust and the present OCC Accumulation Trust (the "Present Trust") -- at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

(d) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:


CTR = ERV/P - 1

Where:

CTR  =   the Cumulative Total Return net of Sub-Account recurring charges for the period.

ERV  =   the ending redeemable value of the hypothetical investment at the end of the period.

P    =   a hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.


COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.


FINANCIAL STATEMENTS

The Statement of Additional Information incorporates by reference the Financial Statements for the Separate Account One as of December 31, 1996 and for the period of October 20, 1995 (the date on which the Separate Account One commenced operations) to December 31, 1995. Deloitte & Touche LLP serves as independent auditors for the Separate Account One. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.

The financial statements of the Company, which are incorporated by reference into this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.

The financial statements for the Company for the years ended December 31, 1996 and 1995 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP").